SHARE CAPITAL (Details Narrative)					3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 21, 2024 CAD ($) shares	Aug. 07, 2024 $ / shares	Apr. 29, 2024 CAD ($) shares	Feb. 26, 2024 CAD ($) shares	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($) shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($) shares	Sep. 05, 2024	Mar. 27, 2024 $ / shares	Mar. 27, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						320,000				320,000
Shares issued for financing cost										$ 10,856,166
Share issuance costs						$ 1,953,032				1,953,032
Proceeds from issuing shares										8,903,134
Other operating income (expense)					$ 3,484,104		$ 14,571	$ 1,713,918	$ (30,402)
Shares issued for financing						520,064		5,111,911	10,856,166	520,064
Shares issued for financing - ATM										1,748,946
Share issue costs										222,136
Proceeds from issue of shares										1,526,810
Share issue related cost						61,038		549,778	222,136
Derivative liability						$ 4,338,931				$ 4,338,931
Share consolidation											25:1 share consolidation
Stock-based compensation					400,575		788,824	$ 904,629	1,808,302
Restricted share units vesting period award date description								RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time.
Exercise price, description		On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to CAD $0.2250 or CAD $5.625 on a post share consolidation basis.
Weighted average remaining contractual life of warrants								4 years 6 months 3 days		4 years 7 months 17 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Issuance of warrants								$ 7,282,325		$ 3,985,015
Stock options [member]
IfrsStatementLineItems [Line Items]
Stock-based compensation					5,600		27,425	58,979	130,437
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense					$ 394,975		$ 451,490	$ 845,650	$ 889,041
USD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				448,000
Number of warrants exercised | shares				88,000
Shares issued for financing cost				$ 4,877,475
Share issuance costs				752,498
Proceeds from issuing shares				4,124,977
Shares issued for financing				2,017,966
Warrants exercise price per share | (per share)												$ 0.36	$ 0.1761
New exercise price of warrants | $ / shares												$ 4.4025
USD Prefunded Warrants [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Issuance of warrants				2,859,509
New exercise price of warrants				431,084
CAD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	346,667		282,541
Number of warrants exercised | shares	320,000		258,000
Shares issued for financing cost	$ 2,720,050		$ 4,882,168
Share issuance costs	343,676		779,615
Proceeds from issuing shares	2,376,374		4,102,553
Shares issued for financing	160,076		396,137
CAD Prefunded Warrants [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Issuance of warrants	2,559,974		4,422,815
New exercise price of warrants	$ 591,265		1,248,343
October warrants [Member]
IfrsStatementLineItems [Line Items]
New exercise price of warrants | $ / shares		$ 5.6925
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares								22,766		60,332
Common shares exercise of warrants | shares								791,668
Shares returned to treasury | shares								36,000
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						192,000				192,000
Proceeds from issuing shares										$ 3,969,372
Other operating income (expense)										$ 793,979
Shares issued for financing - ATM, shares | shares										26,030
Proceeds from shares issuance cost										$ 4,858,995
Share issue related cost										$ 889,623
Common shares [member] | USD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Other operating income (expense)				$ 441,166
Common shares [member] | CAD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Other operating income (expense)			$ 671,747